UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05076

Tax-Exempt California Money Market Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  09/30

Date of reporting period:  7/1/12-6/30/13

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05076
Reporting Period: 07/01/2012 - 06/30/2013
Tax-Exempt California Money Market Fund

================ A     Tax-Exempt California Money Market Fund =================

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.

Ticker:       MYC            Security ID:  09254M600
Meeting Date: JUL 27, 2012   Meeting Type: Annual
Record Date:  MAY 31, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul L. Audet            For       For          Management
1.2   Elect Director Michael J. Castellano    For       For          Management
1.3   Elect Director Richard E. Cavanagh      For       For          Management
1.4   Elect Director Frank J. Fabozzi         For       For          Management
1.5   Elect Director Kathleen F. Feldstein    For       For          Management
1.6   Elect Director James T. Flynn           For       For          Management
1.7   Elect Director Henry Gabbay             For       For          Management
1.8   Elect Director Jerrold B. Harris        For       For          Management
1.9   Elect Director R. Glenn Hubbard         For       For          Management
1.10  Elect Director W. Carl Kester           For       For          Management
1.11  Elect Director Karen P. Robards         For       For          Management

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BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.

Ticker:       MCA            Security ID:  09254N806
Meeting Date: JUL 27, 2012   Meeting Type: Annual
Record Date:  MAY 31, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul L. Audet            For       For          Management
1.2   Elect Director Michael J. Castellano    For       For          Management
1.3   Elect Director Richard E. Cavanagh      For       For          Management
1.4   Elect Director Frank J. Fabozzi         For       For          Management
1.5   Elect Director Kathleen F. Feldstein    For       For          Management
1.6   Elect Director James T. Flynn           For       For          Management
1.7   Elect Director Henry Gabbay             For       For          Management
1.8   Elect Director Jerrold B. Harris        For       For          Management
1.9   Elect Director R. Glenn Hubbard         For       For          Management
1.10  Elect Director W. Carl Kester           For       For          Management
1.11  Elect Director Karen P. Robards         For       For          Management

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NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND

Ticker:       NAC            Security ID:  67066Y600
Meeting Date: DEC 14, 2012   Meeting Type: Annual
Record Date:  SEP 17, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert P. Bremner        For       Did Not Vote Management
1.2   Elect Director Jack B. Evans            For       Did Not Vote Management
1.3   Elect Director William C. Hunter        For       Did Not Vote Management
1.4   Elect Director William J. Schneider     For       Did Not Vote Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Tax-Exempt California Money Market Fund

By (Signature and Title)  /s/W. Douglas Beck
W. Douglas Beck, Chief Executive Officer and President

Date  8/19/13